Significant Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies and Basis of Preparation [Abstract]
Schedule of Depreciation Rates Applicable

Depreciation is calculated using a straight-line method to write off the cost of the assets. The depreciation rates applicable to each category of property and equipment are as follows:

Asset	Basis	Period and Rate
Computers	Declining-balance	55%
Leasehold Improvements	Straight-line	Remaining lease term